QUARTERLY UNAUDITED RESULTS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss	$ (6,884)	$ (8,360)	$ (7,635)	$ (6,367)	$ (5,298)	$ (4,651)	$ (3,014)	$ (2,110)	$ (2,260)	$ (27,660)	$ (12,035)	$ (25,382)
Net loss per share, basic and diluted	$ (0.14)	$ (0.18)	$ (0.16)	$ (0.14)	$ (0.14)	$ (0.17)	$ (0.11)	$ (0.09)	$ (0.11)	$ (0.62)	$ (0.48)	$ (3.47)
Weighted average shares used in computing net loss per share, basic and diluted	48,547,534	47,912	47,272	45,082	37,678,662	28,271	26,633	24,138	20,798	44,410,036	24,985,542	9,762,513